Consolidated Statements of Financial Position $ in Thousands, $ in Millions	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 MXN ($)
Current assets:
Cash and cash equivalents	$ 21,659,962	$ 1,100	$ 24,270,473
Equity investments at fair value through OCI and other short-term investments	49,015,934	2,490	59,120,676
Accounts receivable:
Subscribers, distributors, recoverable taxes, contract assets and other, net	216,226,920	10,986	193,776,144
Related parties	1,263,605	64	868,230
Derivative financial instruments	5,287,548	269	8,037,384
Inventories, net	40,305,362	2,048	38,809,565
Other current assets, net	15,296,193	777	17,352,746
Total current assets	349,055,524	17,734	342,235,218
Non-current assets:
Property, plant and equipment, net	640,000,720	32,516	676,343,198
Intangibles, net	122,137,703	6,205	143,539,626
Goodwill	145,566,497	7,396	151,463,232
Investments in associated companies	3,132,707	159	3,735,172
Deferred income taxes	111,186,768	5,649	116,571,349
Accounts receivable, subscriber, distributors and contract assets, net	15,681,872	797	9,786,581
Other assets, net	42,461,601	2,157	42,537,476
Total assets	1,429,223,392	72,613	1,486,211,852
Current liabilities:
Short-term debt and current portion of long-term debt	96,230,634	4,889	51,745,841
Accounts payable	221,957,267	11,277	212,673,407
Accrued liabilities	56,433,691	2,867	67,752,758
Income tax	19,232,191	977	9,362,009
Other taxes payable	23,979,334	1,218	24,387,484
Derivative financial instruments	13,539,716	688	10,602,539
Related parties	2,974,213	151	2,540,412
Deferred revenues	32,743,843	1,664	34,272,047
Total current liabilities	467,090,889	23,731	413,336,497
Non-current-liabilities:
Long-term debt	542,691,819	27,572	646,139,058
Deferred income taxes	24,573,441	1,248	11,997,364
Income tax	7,891,042	401	8,622,500
Deferred revenues	3,239,301	165	3,183,727
Derivative financial instruments	3,567,863	181	3,756,921
Asset retirement obligations	15,971,601	811	18,245,129
Employee benefits	118,325,014	6,012	120,297,139
Total non-current liabilities	716,260,081	36,390	812,241,838
Total liabilities	1,183,350,970	60,121	1,225,578,335
Equity:
Capital stock	96,338,378	4,895	96,338,508
Retained earnings:
Prior years	184,689,288	9,383	141,761,677
Profit for the year	52,566,197	2,670	29,325,921
Total retained earnings	237,255,485	12,053	171,087,598
Other comprehensive loss items	(137,598,218)	(6,990)	(73,261,794)
Equity attributable to equity holders of the parent	195,995,645	9,958	194,164,312
Non-controlling interests	49,876,777	2,534	66,469,205
Total equity	245,872,422	12,492	260,633,517
Total liabilities and equity	$ 1,429,223,392	$ 72,613	$ 1,486,211,852